RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SCHEDULE OF RELATED PARTY TRANSACTIONS
Seamless Group Inc. [Member]
SCHEDULE OF RELATED PARTY TRANSACTIONS
	Three months ended March 31,
	2024	2023
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	501,140	-
Support and maintenance costs	230,115	230,516

	Years ended December 31,
	2023	2022
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	2,551,184	-
Support and maintenance costs	919,654	919,404

SCHEDULE OF RELATED PARTY BALANCES

	March 31, 2024	December 31, 2023
	US$	US$

Amounts due from related parties
Sino Dynamic Solutions Limited	5,722,124	7,148,208
Others	330,720	139,168
	6,052,844	7,287,376

Amounts due to related parties
Regal Planet Limited	48,175,061	48,654,398
Sino Dynamic Solutions Limited	2,355,072	4,130,912
Mr. Alexander Kong	414,239	114,374
Ripple Lab Inc.	31,225,730	32,584,911
Others	998,469	1,003,924
	83,168,572	86,488,519

	December 31,
	2023	2022
	US$	US$
Amounts due from related parties
PT Walletku Indompet Indonesia		-
Sino Dynamic Solutions Limited	7,148,208	4,382,762
Others	139,168	100,466
	7,287,376	4,483,228

Amounts due to related parties
Regal Planet Limited	48,654,398	49,079,276
Sino Dynamic Solutions Limited	4,130,912	1,245,564
Mr. Alexander Kong	114,374	114,508
Ripple Lab Inc.	32,584,911	32,310,978
Others	1,003,924	1,006,991
	86,488,519	83,757,317